Long-Term Debt and Other Financial Liabilities, HCOB Facility (Details) - USD ($) $ in Thousands		6 Months Ended
	Jul. 17, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 26, 2020	Dec. 31, 2019
Secured Credit Facilities [Abstract]
Balance outstanding		$ 177,618			$ 185,509
Settlement amount		$ 7,891	$ 8,605
HCOB Facility [Member]
Secured Credit Facilities [Abstract]
Maturity date		Jun. 30, 2020
Balance outstanding				$ 29,056
HCOB Facility [Member] | Subsequent Event [Member]
Secured Credit Facilities [Abstract]
Settlement amount	$ 23,500